Additional cash flows information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Additional cash flows information.
Advances to related parties converted to shares			$ 898,489
Unpaid share subscription			39,200
Right-of-use assets transferred to intangibles, net of accumulated depreciation			5,981
Additions to right-of-use assets	$ 921,498	$ 234,608	852,467
Lease termination	$ 101,471	$ 273,652	37,033
Shares issued as consideration for the acquisition of intangible assets			573,936
Shares issued as consideration for business acquisition			3,474,232
Transaction costs for share issuance transferred from prepaid			$ 213,019